--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE PRICE

PERSONAL STRATEGY INCOME FUND
------------
MAY 31, 2000
------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2000
--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                    Year
                                   Ended
                                 5/31/00    5/31/99    5/31/98    5/31/97    5/31/96
NET ASSET VALUE
Beginning of period            $   13.35  $   13.13  $   11.98  $   11.85  $   10.94
Investment activities
  Net investment income (loss)      0.54*      0.51*      0.50*      0.51*      0.50*
  Net realized and
  unrealized gain (loss)            0.02       0.31       1.43       1.10       0.98
  Total from investment
  activities                        0.56       0.82       1.93       1.61       1.48
Distributions
  Net investment income            (0.54)     (0.50)     (0.50)     (0.50)     (0.47)
  Net realized gain                (0.37)     (0.10)     (0.28)     (0.98)     (0.10)
  Total distributions              (0.91)     (0.60)     (0.78)     (1.48)     (0.57)
NET ASSET VALUE
End of period                  $   13.00  $   13.35  $   13.13  $   11.98  $   11.85
                               -----------------------------------------------------

Ratios/Supplemental Data
Total return+                       4.39%*     6.43%*    16.61%*    14.70%*    13.84%*
Ratio of total expenses
to average net assets               0.90%*     0.90%*     0.95%*     0.95%*     0.95%*
Ratio of net investment
income (loss) to average
net assets                          4.06%*     3.91%*     4.13%*     4.38%*     4.31%*
Portfolio turnover rate             45.4%      48.9%      30.9%      44.8%      34.1%
Net assets,
end of period (in thousands)   $ 198,885  $ 208,208   $ 85,898  $  44,368   $ 25,545


+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/00 and expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.

The accompanying notes are an integral part of these financial statements.

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                                                                    May 31, 2000

------------------------
PORTFOLIO OF INVESTMENTS                                 Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands
COMMON STOCKS AND RIGHTS 41.5%

FINANCIAL 6.5%

Bank and Trust 3.0%
Abbey National (GBP)                                         13,300       $  177
ABN Amro (EUR)                                                3,300           75
Allied Irish Banks (EUR) *                                    6,200           57
Australia & New Zealand Banking Group ADR                     2,500           87
Banca Intesa (EUR)                                           28,100          111
Banca Popolare di Milano (EUR)                                1,700           11
Banco Bradesco ADR                                            5,400           37
Banco de Bilbao Vizcaya Argentaria ADR                       11,800          164
Banco Frances del Rio de la Plata ADR                         4,035           78
Bank of America                                              10,700          595
Bank of New York                                              6,000          282
Bank One                                                      9,800          324
Bankgesellschaft Berlin (EUR) *                               3,200           50
Banque National de Paris (EUR)                                1,000           90
Barclay's (GBP)                                               5,800          150
Charter One Financial                                         1,396           32
Chase Manhattan                                               3,000          224
Chittenden                                                    5,100          141
Citizens Banking                                              2,800           51
Commonwealth Bank of Australia (AUD)                          6,200           99
DBS Group Holdings (SGD)                                      6,978           70
Downey Financial                                              5,800          173
Dresdner Bank (EUR)                                           5,100          209
First Bell Bancorp                                              600            9
First Mariner Bancorp                                           600            4
First Security                                                1,000           16
Firstar                                                       8,800          225
Frankfort First Bancorp                                         300            4
Glacier Bancorp                                               3,010           38
HSBC Holdings (GBP)                                          24,126          266
Industrial Bank of Japan (JPY)                               15,000          117
KBC Bancassurance Holding (EUR)                               1,300           56
Marshall & Ilsley                                               200           10

3
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--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Mellon Financial                                             15,100       $  582
Overseas Chinese Bank (SGD)                                   8,400           47
Societe Generale (EUR)                                          540           31
Southwest Bancorporation *                                    6,000          119
State Street                                                  2,600          290
Sumitomo Bank (JPY)                                          12,000          157
Summit Bancorp                                                1,300           37
Svenska Handelsbanken (Series A) (SEK)                        5,900           83
Unicredito (EUR)                                             26,600          118
Washington Mutual                                             4,990          143
Wells Fargo                                                   5,800          262
WestAmerica                                                   2,600           74
                                                                       ---------
                                                                           5,975
                                                                       ---------
Insurance 1.7%
ACE Limited                                                   6,500          174
Aegon (EUR)                                                   1,800           65
Allied Zurich (GBP)                                          14,700          165
American General                                              3,500          224
American International Group                                    906          102
AMP Limited (AUD)                                             4,200           37
Brown and Brown                                               2,800          131
Harleysville Group                                            1,900           32
Istituto Nazionale delle Assicurazioni (EUR)                 20,800           46
London Pacific Group ADR                                      3,600           34
Marsh & McLennan                                              2,200          242
Medical Assurance                                             4,425           50
PartnerRe Holdings                                            2,800          104
Schweizerische Rueckversicherungs (CHF)                          65          125
Selective Insurance                                           1,000           19
St. Paul                                                     11,100          416
Sumitomo Marine & Fire Insurance (JPY)                       30,000          188
UnumProvident                                                24,400          554
W. R. Berkley                                                 1,900           42
XL Capital (Class A)                                          9,500          565
                                                                       ---------
                                                                           3,315
                                                                       ---------
Financial Services 1.8%
American Express                                              8,700          468
Amvescap (GBP)                                                6,300           83

4
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--------------------------------------------------------------------------------

                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands

Associates First Capital (Class A)                            2,800       $   77
AXA (EUR)                                                       800          118
Capital One Financial                                         4,300          203
Charles Schwab                                                1,800           52
Citigroup                                                    12,573          782
Delta Financial *                                             2,200            4
Fannie Mae                                                   12,800          770
Financial Federal *                                           2,600           46
Freddie Mac                                                  10,700          476
Goldman Sachs Group                                             200           15
Grupo Financiero Banamex (MXN) *                             14,000           46
ING Groep (EUR)                                               2,550          152
ITLA Capital *                                                1,200           16
Morgan Stanley Dean Witter                                    2,700          194
Pearson (GBP)                                                 3,800          113
Providian Financial                                             700           62
                                                                       ---------
                                                                           3,677
                                                                       ---------
Total Financial                                                           12,967
                                                                       ---------
UTILITIES 2.5%
Telephone 1.7%
ALLTEL                                                          300           20
AT&T                                                          6,175          214
AT&T Liberty Media Group *                                    2,300          102
BellSouth                                                     5,400          252
British Telecommunications ADR                                1,000          146
Cable & Wireless ADR                                          1,100           25
Compania de Telecomunicaciones de Chile (Class A) ADR         2,700           53
GTE                                                             700           44
KPN (EUR)                                                     1,000           90
Nextel Communications *                                       2,100          195
Nippon Telegraph & Telephone (JPY)                               23          273
Portugal Telecom (EUR)                                        2,200           24
Rural Cellular (Class A) *                                      700           47
SBC Communications                                            4,500          197
Sprint                                                        7,500          454
Swisscom (CHF)                                                  191           67

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                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Tele Danmark A/S (DKK)                                          300       $   21
Telebras ADR                                                  1,600          185
Telecom Corp. of New Zealand ADR                              5,400          151
Telecom Italia (EUR)                                         10,500          145
Telecom Italia Mobile (EUR)                                  19,200          200
Telefonica de Espana ADR                                      2,182          133
Telefonos de Mexico (Class L) ADR                             4,500          219
Western Wireless *                                              800           38
                                                                       ---------
                                                                           3,295
                                                                       ---------
Electric Utilities 0.7%
Cleco                                                         4,100          140
Electrabel (EUR)                                                137           32
Empresa Nacional de Electricidad Chile ADR *                  3,332           39
Enersis ADS *                                                   900           19
FirstEnergy                                                   7,595          191
GPU                                                           2,100           59
Hong Kong Electric (HKD)                                     14,000           47
Iberdrola (EUR)                                               9,800          125
National Grid (GBP)                                           4,600           35
PECO Energy                                                   3,200          141
Powergen (GBP)                                                5,500           36
TXU                                                           6,000          215
Unicom                                                        6,000          250
Unisource Energy                                                700           11
Veba (EUR)                                                    2,410          122
                                                                       ---------
                                                                           1,462
                                                                       ---------
Water Utilities 0.1%
Suez Lyonnaise des Eaux (EUR)                                 1,200          201
United Water Resources                                          800           28
                                                                       ---------
                                                                             229
                                                                       ---------
Total Utilities                                                            4,986
                                                                       ---------

CONSUMER NONDURABLES 7.3%
Cosmetics 0.4%
Chattem *                                                     2,300           27
International Flavors & Fragrances                           18,100          615
Kao (JPY)                                                     7,000          213
                                                                       ---------
                                                                             855
                                                                       ---------

6
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--------------------------------------------------------------------------------


                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands
Beverages 0.5%
Anheuser-Busch                                                5,500    $     426
Coca-Cola                                                     1,700           91
Compania Cervecerias Unidas ADR                               1,300           29
Diageo ADR                                                    2,250           78
Fomento Economico Mexica UBD
(Represents 1 Class B and 4 Series D shares) (MXN)            5,600           21
LVMH (EUR)                                                      231           94
PepsiCo                                                       6,200          252
                                                                       ---------
                                                                             991
                                                                       ---------
Food Processing 1.0%
American Italian Pasta *                                      2,300           57
Associated British Foods (GBP)                               14,100           95
Cadbury Schweppes ADR                                         3,000           81
Campbell                                                     11,300          350
Carrefour (EUR)                                               3,200          227
Danisco (DKK)                                                   200            7
Eridania Beghin-Say (EUR)                                       540           50
General Mills                                                11,820          469
International Multifoods                                      6,400           89
Nestle (CHF)                                                     83          158
Quaker Oats                                                     300           22
Ralston Purina                                               13,100          243
Sara Lee                                                      5,400           97
Seneca Foods (Class A) *                                        800            9
Seneca Foods (Class B) *                                        700            8
Unilever                                                      2,217          113
                                                                       ---------
                                                                           2,075
                                                                       ---------
Hospital Supplies/Hospital Management 0.5%
Airgas *                                                      3,700           20
Baxter International                                          2,700          180
Cephalon *                                                      900           46
Lincare *                                                     3,000           87
Medtronic                                                       200           10
Mentor                                                        5,100          123
Molecular Devices *                                             900           48
Quorum Health Group *                                         1,400           14
Renal Care Group *                                            3,450           82
Smith & Nephew (GBP)                                         26,000           70

7
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--------------------------------------------------------------------------------


                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Steris *                                                      3,900        $  35
Terumo (JPY)                                                  7,000          224
                                                                       ---------
                                                                             939
                                                                       ---------
Pharmaceuticals 2.8%
American Home Products                                       24,260        1,307
Amgen *                                                       1,800          115
AstraZeneca Group ADR                                         4,600          193
AstraZeneca Group (GBP)                                       2,100           89
AstraZeneca Group (SEK)                                       1,614           68
Aurora Biosciences *                                            900           43
Boron Lepore & Associates *                                   1,100            8
Bristol-Myers Squibb                                          2,200          121
Daiichi Pharmaceutical (JPY)                                  2,000           37
Eli Lilly                                                     2,800          213
Genetech *                                                    1,300          140
Glaxo Wellcome ADR                                            4,100          231
Imclone Systems *                                               300           21
Immunomedics *                                                  600            7
Incyte Pharmaceuticals *                                        300           16
Johnson & Johnson                                               400           36
MedImmune *                                                     600           93
Merck                                                         2,100          157
Novartis (CHF)                                                  300          443
Noven Pharmaceuticals *                                         700           13
NPS Pharmaceuticals *                                         1,100           14
Pfizer                                                       12,260          546
Pharmacia                                                     8,426          438
Schering-Plough                                               4,400          213
Takeda Chemical Industries (JPY)                              5,000          341
Triangle Pharmaceuticals *                                    2,400           15
Warner-Lambert                                                5,400          659
                                                                       ---------
                                                                           5,577
                                                                       ---------
Biotechnology 0.1%
Abegenix *                                                      200           16
Alkermes *                                                    1,200           44
Anesta *                                                      1,200           18
COR Therapeutics *                                              700           44
Cubist Pharmaceuticals *                                        400           12

8
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Gilead Sciences *                                               200        $  11
Inhale Therapeutic Systems *                                  1,900          138
Neurocrine Biosciences *                                        600           13
Serologicals *                                                2,000            8
Viropharma *                                                    800            9
                                                                       ---------
                                                                             313
                                                                       ---------
Health Care Services 0.4%
AmeriPath *                                                   4,300           37
CIGNA                                                         1,900          169
Orthodontic Centers of America *                              1,500           34
Packard BioScience *                                            900           13
UnitedHealth Group                                            4,600          343
Wellpoint Health Networks *                                   2,000          145
                                                                       ---------
                                                                             741
                                                                       ---------
Miscellaneous Consumer Products 1.6%
Bridgestone (JPY)                                             2,000           46
Colgate-Palmolive                                             9,600          505
Cone Mills *                                                  4,600           27
Culp                                                          1,700           11
Dan River *                                                   6,600           33
Electrolux (Class B) (SEK)                                    1,900           32
Energizer Holdings *                                          4,366           74
Harcourt General                                              7,400          292
Kuraray (JPY)                                                 3,000           31
Lion Nathan (NZD)                                            20,000           40
Mattel                                                       21,400          290
Mitsui (JPY)                                                 21,000          148
Philip Morris                                                19,850          519
Philips Electronics                                           4,564          202
Polymer Group                                                 1,800           13
Quicksilver *                                                 1,500           20
Reebok *                                                      1,500           21
Sola *                                                        6,000           30
Stride Rite                                                   4,800           32
Textron                                                       5,600          351
Tomkins (GBP)                                                23,700           68
Unifi *                                                       3,400           43
US Can *                                                      6,600          109

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                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

UST                                                          14,300          238
WestPoint Stevens                                             1,100 $         11
                                                                    ------------
                                                                           3,186
                                                                    ------------
Total Consumer Nondurables                                                14,677
                                                                    ------------

CONSUMER SERVICES 4.7%
Restaurants 0.1%
Applebee's                                                      700           22
Buca *                                                        4,700           66
PJ America *                                                  1,200           13
Ruby Tuesday                                                  3,800           38
Uno Restaurant                                                1,700           21
                                                                    ------------
                                                                             160
                                                                    ------------
General Merchandisers 0.5%
Bon-Ton Stores *                                              5,300           12
Casey's General Stores                                       10,500          124
Columbia Sportswear *                                         2,700           71
JUSCO (JPY)                                                   6,000          103
Marui (JPY)                                                   6,000          110
Target                                                        2,300          144
Tesco (GBP)                                                  50,821          153
Wal-Mart                                                      6,000          346
                                                                    ------------
                                                                           1,063
                                                                    ------------
Specialty Merchandisers 1.4%
Circuit City Stores                                           1,100           55
CompuCom Systems *                                            6,900           17
CVS                                                           4,868          212
Home Depot                                                    5,100          249
Kroger *                                                      6,900          137
Lowes                                                         2,200          102
Nordstrom                                                    11,300          284
O'Charley's *                                                 4,000           56
Omron (JPY)                                                   9,000          232
Priceline.com *                                                 100            4
PurchasePro.com *                                               700           15
Safeway *                                                     7,300          337
The Gap                                                         100            3

10
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--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Toys 'R' Us *                                         35,000                 551
Tupperware                                            18,800         $       415
Urban Outfitters *                                     2,700                  24
Wild Oats Markets *                                    1,400                  13
                                                                     -----------
                                                                           2,706
                                                                     -----------
Entertainment and Leisure 1.3%
Disney                                                21,700                 916
Houghton Mifflin                                         300                  12
Hutchison Whampoa (HKD)                               47,300                 545
McDonald's                                             2,300                  82
Papa John's *                                          2,400                  60
Reader's Digest (Class A)                             13,300                 451
Sharp (JPY)                                            6,000                 108
Sonic *                                                1,100                  30
Viacom (Class B) *                                     7,101                 440
                                                                     -----------
                                                                           2,644
                                                                     -----------
Media and Communications 1.3%
American Tower Systems (Class A) *                       400                  15
Asatsu (JPY)                                           4,000                 130
Classic Communications *                               1,700                  12
Clear Channel Communications *                         3,100                 232
Comcast (Class A Special) *                            1,400                  53
Elsevier (EUR)                                         2,400                  22
Emmis Broadcasting (Class A) *                         2,600                  89
Granada Group (GBP)                                    3,500                  31
Infinity Broadcasting (Class A) *                      4,500                 142
Mediaset (EUR)                                         4,700                  73
News                                                   1,900                  87
Pegasus Communications *                               1,200                  50
Publishing & Broadcasting (AUD)                       10,400                  77
R.R. Donnelley                                        31,300                 773
Sinclair Broadcast Group (Class A) *                   4,800                  39
Time Warner                                            2,100                 166
Vodafone Airtouch ADR                                 12,050                 552
Young Broadcasting (Class A) *                         1,400                  32
                                                                     -----------
                                                                           2,575
                                                                     -----------

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--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Printing and Publishing 0.1%
Reed International (GBP)                                 14,200      $        94
                                                                     -----------
                                                                              94
                                                                     -----------
Total Consumer Services                                                    9,242
                                                                     -----------

CONSUMER CYCLICALS 2.8%
Automobiles and Related 0.3%
A.O. Smith (Class B)                                      6,350              133
Cycle & Carriage (SGD)                                    4,000                8
DaimlerChrysler (EUR)                                     1,400               76
Fiat (EUR) *                                              1,500               38
Honda ADR                                                 1,300               88
Keystone Automotive *                                     1,500               11
Littelfuse *                                              3,900              156
Strattec Security *                                       1,000               35
Volkswagen (EUR)                                          1,900               76
Volvo (Class B) (SEK)                                       700               17
Volvo, Rights (SEK) *                                       700                0
                                                                     -----------
                                                                             638
                                                                     -----------
Building and Real Estate 1.3%
Apartment Investment & Management, REIT                   1,100               44
Arden Realty, REIT                                        2,500               57
Cemex (Represents 2 Class A and 1 Class B shares) (MXN)   9,200               39
Cheung Kong Holdings (HKD)                               29,000              265
City Developments (SGD)                                   4,000               13
DBS Land (SGD)                                           11,000               13
EastGroup Properties, REIT                                4,200               90
Federal Realty Investment Trust, REIT                    19,100              419
First Washington Realty Trust, REIT                       2,100               44
Glenborough Realty Trust, REIT                            3,100               48
JP Realty, REIT                                           3,100               56
Parkway Properties, REIT                                  3,700              111
Reckson Associates Realty (Class B), REIT                 1,471               34
Reckson Associates Realty, REIT                          17,900              393
RMC (GBP)                                                 3,000               38
Simon DeBartolo Group, REIT                              15,368              377
Singapore Land (SGD)                                      8,000               13

12
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--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Starwood Hotels & Resorts, REIT                          14,300      $       423
Westfield Trust (AUD)                                    34,900               62
Woodhead Industries                                       3,300               53
                                                                     -----------
                                                                           2,592
                                                                     -----------
Miscellaneous Consumer Durables 1.2%
CompX                                                     2,800               53
Corning                                                   3,700              716
Eastman Kodak                                            12,900              771
Harman International                                      1,700               98
Intranet Solutions *                                      1,400               27
Masco                                                     3,700               73
OCE (EUR)                                                   400                6
Ricoh (JPY)                                               9,000              188
Sony (JPY)                                                4,000              362
                                                                     -----------
                                                                           2,294
                                                                     -----------
Total Consumer Cyclicals                                                   5,524
                                                                     -----------

TECHNOLOGY 4.8%
Electronic Components 1.6%
Altera *                                                  3,300              284
American Superconductor *                                   800               21
Analog Devices *                                          1,400              108
Analogic                                                  2,400               87
ASM Lithography (EUR) *                                     600               22
Benchmark Electronics *                                   2,800               95
Burr Brown *                                              2,500              142
EMC                                                         400               47
Epcos (EUR) *                                               100               12
Exar *                                                      900               62
Flextronics International *                               3,600              196
Intel                                                     5,100              636
Maxim Integrated Products *                               4,400              279
Methode Electronics (Class A)                             3,500              126
PMC-Sierra *                                                600               92
QuickLogic *                                              1,200               31
Rohm (JPY)                                                1,000              312
SDL *                                                       500              113


13
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--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

SIPEX *                                                2,200         $        48
Spirent (GBP)                                         11,400                  64
Texas Instruments                                      5,000                 361
Xilinx *                                               2,200                 167
                                                                     -----------
                                                                           3,305
                                                                     -----------
Electronic Systems 0.9%
Applied Materials *                                    3,100                 259
Applied Micro Circuits *                                 800                  80
Armor Holdings *                                       4,900                  54
Hewlett-Packard                                        2,100                 252
Lifeline Systems *                                     2,000                  24
Lo-Jack *                                              3,400                  24
Nokia ADR                                             15,100                 785
PE Biosystems                                            800                  44
Solectron *                                            3,200                 106
STMicroelectronics (EUR)                               1,800                 107
                                                                     -----------
                                                                           1,735
                                                                     -----------
Information Processing 0.4%
Adecco (CHF)                                              52                  41
Cybersource *                                            500                   7
Dell Computer *                                        7,300                 315
F.Y.I. *                                               3,200                 105
Hitachi ADR                                            1,700                 208
Source Information Management *                        2,500                  34
                                                                     -----------
                                                                             710
                                                                     -----------
Office Automation 0.1%
Technitrol                                             2,900                 200
                                                                     -----------
                                                                             200
                                                                     -----------
Specialized Computer 0.1%
Sun Microsystems *                                     1,900                 145
Virata *                                                 600                  25
                                                                     -----------
                                                                             170
                                                                     -----------
Aerospace and Defense 0.1%
DONCASTERS ADR *                                         600                   7
Harsco                                                   200                   5
Honeywell International                                1,300                  71
United Technologies                                    2,100                 127
Woodward Governor                                      1,300                  32
                                                                     -----------
                                                                             242
                                                                     -----------

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--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Telecommunications 1.6%
Aether Systems *                                          200        $        28
Airgate PCS *                                             400                 12
Airnet Commerce *                                         200                  3
Alcatel Alsthom (EUR)                                   2,570                142
Avant *                                                 1,600                 25
Cisco Systems *                                        10,200                580
Deutsche Telekom (EUR)                                  6,400                397
Ditech Communications *                                   800                 66
France Telecom ADR                                      2,200                319
JDS Uniphase *                                          1,700                150
LM Ericsson (Class B) ADR                              22,400                459
Marconi (GBP)                                           4,600                 56
NEXTLINK Communications *                                 600                 42
Nortel Networks                                         3,400                185
QUALCOMM *                                                700                 46
Singapore Telecommunications (SGD)                     37,000                 50
Sonera Group (EUR)                                      2,100                106
Sprint PCS *                                              800                 44
Tele Norte Leste Participacoes ADR                        187                  4
Tellabs *                                                 200                 13
Telstra (AUD)                                          16,000                 62
Vyyo *                                                    900                 13
West TeleServices *                                     1,700                 45
WorldCom *                                              7,381                278
                                                                     -----------
                                                                           3,125
                                                                     -----------
Total Technology                                                           9,487
                                                                     -----------

EDUCATION 0.0%
ITT Educational Service *                                 700                 12
Societe BIC (EUR)                                       1,900                 84
                                                                     -----------
Total Education                                                               96
                                                                     -----------

CAPITAL EQUIPMENT 1.2%
Electrical Equipment 1.0%
ABB (CHF)                                                 353                 44

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Bang & Olufsen (Class B) (DKK)                          1,000        $        36
Canon (JPY)                                             4,000                184
GE                                                     11,400                600
Getronics (EUR)                                         1,200                 20
hi/fn *                                                 1,300                 38
LSI Industries                                          2,800                 48
Matsushita Electric Industrial (JPY)                   11,000                260
Mitsubishi Electric (JPY)                              21,000                206
Tyco International                                     12,094                569
                                                                     -----------
                                                                           2,005
                                                                     -----------
Machinery 0.2%
Danaher                                                 3,200                154
Deere                                                   3,500                145
GKN (GBP)                                               3,000                 42
Kennametal                                              2,600                 69
NN Ball & Roller                                        1,700                 15
                                                                     -----------
                                                                             425
                                                                     -----------
Total Capital Equipment                                                    2,430
                                                                     -----------

BUSINESS SERVICES AND TRANSPORTATION 3.8%
Computer Service and Software 1.9%
724 Solutions *                                           100                  4
Actuate *                                                 600                 14
America Online                                          5,500                291
Analysts International                                  2,900                 23
Ariba *                                                 1,000                 52
Automatic Data Processing                               4,600                253
BISYS Group *                                             900                 59
BMC Software *                                          2,800                123
Cambridge Technology Partners *                         1,400                 11
Computer Associates                                     2,200                113
Concord Communications *                                1,000                 25
Digital Impact *                                          900                 10
Electronic Arts *                                         500                 32
Electronic Data Systems                                   100                  6
First Data                                              4,618                259
Fujitsu (JPY)                                           8,000                226

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Great Plains Software *                                  1,100       $        46
iGATE Capital *                                          2,500                39
Interact Commerce *                                      1,300                20
Intuit *                                                   700                25
Jack Henry & Associates                                    500                22
Keynote Systems *                                        2,400                84
Lexmark International Group (Class A) *                    300                21
Loislaw *                                                  700                 5
Microsoft *                                              7,500               469
net.Genesis *                                              900                17
NetIQ *                                                  1,300                44
Netsolve *                                                 600                15
Network Solutions (Class A) *                              200                30
Ondisplay *                                                100                 5
Oracle *                                                 6,300               452
Peerless Systems *                                       2,800                 7
PeopleSoft *                                               330                 5
Peregrine Systems *                                        700                14
Progress Software *                                      7,200               111
PSINet *                                                 1,600                42
Quest Software *                                           500                20
SAP (EUR)                                                  220                86
Sema (GBP)                                               1,900                27
Siebel Systems *                                         1,700               199
Softbank, (New shares) (JPY) *                             400                60
Softbank (JPY)                                             200                31
Sonicwall *                                                100                 6
SPSS *                                                   1,400                35
SunGard Data Systems *                                     200                 7
Synopsys *                                                 200                 9
VERITAS Software *                                       1,825               213
Verity *                                                   300                10
Viasoft *                                                4,700                39
Vitria Technology *                                      1,100                38
Websense *                                                 300                 6
WebTrends *                                              1,700                44
Yahoo! *                                                   600                68
Zebra Technologies (Class A) *                             800                38
                                                                     -----------
                                                                           3,910
                                                                     -----------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Distribution Services 0.2%
Compass Group (GBP)                                      3,000       $        34
MSC *                                                    2,700                62
Performance Food Group *                                 1,000                32
Primesource                                                800                 4
SCP Pool *                                               3,300               111
SunSource                                                1,800                 8
TNT Post Groep (EUR)                                       900                22
United Stationers *                                      2,900                93
Watsco (Class A)                                         4,050                60
                                                                     -----------
                                                                             426
                                                                     -----------
Environmental 0.1%
CUNO *                                                   2,400                67
IT Group *                                               2,700                16
Rentokil Group (GBP)                                     3,400                30
Waterlink *                                              2,600                 7
                                                                     -----------
                                                                             120
                                                                     -----------
Transportation Services 0.2%
Bergesen (Class A) (NOK)                                 2,400                50
C.H. Robinson Worldwide                                  1,600                73
Comfort Systems USA *                                    5,900                36
EGL *                                                    2,050                49
Expeditors International of Washington                   1,800                73
Frozen Food Express                                      1,000                 3
Heartland Express *                                        300                 5
Hub Group (Class A) *                                      500                 6
International Shipholding                                  700                 5
Mitsubishi Heavy Industries (JPY)                        7,000                24
                                                                     -----------
                                                                             324
                                                                     -----------
Miscellaneous Business Services 1.0%
Answerthink Consulting Group *                           1,300                23
British Airport Authorities (GBP)                        5,300                39
Consolidated Graphics *                                  3,200                33
Electro Rent *                                           4,200                46
G&K Services                                             1,700                43
H&R Block                                                6,700               207
Hays (GBP)                                               7,700                43
Herman Miller                                              900                24

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Insituform Technologies (Class A) *                       3,600      $       124
Iron Mountain *                                           2,800              102
Ivex Packaging *                                          5,100               46
kforce.com *                                              2,600               33
Kuoni Reisen Holdings (CHF)                                   2                1
Maximus *                                                 2,900               60
McGrath RentCorp                                          1,400               22
Metamor Worldwide *                                       1,300               30
MPW Industrial Services Group *                           3,300               23
New England Business Service                              4,700               69
Omnicom                                                   2,000              168
Strayer Education                                         2,600               65
Tetra Tech *                                              4,462               99
Vedior (EUR)                                              1,700               20
Visual Networks *                                         1,100               54
Waste Management                                         32,606              664
                                                                     -----------
                                                                           2,038
                                                                     -----------
Airlines 0.1%
Midwest Express Holdings *                                2,500               52
Singapore Airlines (SGD)                                  9,000               79
                                                                     -----------
                                                                             131
                                                                     -----------
Railroads 0.3%
Kansas City Southern Industries                           2,000              135
Norfolk Southern                                         30,000              534
                                                                             669
                                                                     -----------
Total Business Services and Transportation                                 7,618
                                                                     -----------

ENERGY 3.7%
Energy Services 0.6%
Baker Hughes                                             22,900              830
Cooper Cameron *                                            500               35
Grant Prideco *                                             800               19
Smith International *                                       700               55
Tokyo Electric Power (JPY)                                6,000              150
Weatherford International *                                 800               35
                                                                     -----------
                                                                           1,124
                                                                     -----------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Exploration and Production 0.7%
Barrett Resources *                                       3,600      $       142
Chieftain International *                                 3,300               73
Forest Oil *                                              3,500               56
Key Energy *                                              6,300               68
National Oilwell *                                        2,000               52
Noble Affiliates                                          3,300              130
Santos (AUD)                                             11,000               28
Unocal                                                   18,600              715
                                                                     -----------
                                                                           1,264
                                                                     -----------
Integrated Petroleum - Domestic 0.5%
Amerada Hess                                              1,200               80
Conoco (Class B)                                          7,069              201
USX-Marathon                                             26,900              731
                                                                     -----------
                                                                           1,012
                                                                     -----------
Integrated Petroleum - International 1.9%
BP Amoco ADR                                             28,402            1,544
Chevron                                                   2,300              213
ENI SPA ADR                                               1,900              103
Exxon Mobil                                              11,493              958
Repsol ADR                                                2,200               46
Royal Dutch Petroleum                                     7,100              443
Shell Transport & Trading ADR                             2,300              116
Texaco                                                    3,400              195
TotalFinaElf ADR                                            574               45
TotalFinaElf (EUR)                                        1,311              207
                                                                     -----------
                                                                           3,870
                                                                     -----------
Total Energy                                                               7,270
                                                                     -----------

PROCESS INDUSTRIES 2.2%
Diversified Chemicals 0.4%
Arch Chemicals                                            5,200               90
Cabot Microelectronics *                                  1,200               39
Dow Chemical                                              2,900              311
DuPont                                                    2,402              118
Hercules                                                 15,300              253
                                                                     -----------
                                                                             811
                                                                     -----------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Specialty Chemicals 0.9%
3M                                                            5,400       $  463
A. Schulman                                                   1,400           17
Akzo Nobel (EUR)                                                600           23
BASF (EUR)                                                    2,730          112
Great Lakes Chemical                                          5,740          159
Hauser *                                                      2,550            4
Imperial Chemical ADR                                         1,000           31
MacDermid                                                       800           16
Norsk Hydro (NOK)                                             1,600           61
Pall                                                         16,600          349
Sumitomo Chemicals (JPY)                                     52,000          251
Waters *                                                      2,500          236
                                                                          ------
                                                                           1,722
                                                                          ------
Paper and Paper Products 0.7%
Buckeye Technologies *                                        1,100           21
Dai Nippon Printing (JPY)                                     8,000          136
Fort James                                                   24,300          550
Jefferson Smurfit (EUR)                                         147            0
Kimberly-Clark                                                8,300          502
Kimberly-Clark de Mexico (Class A) (MXN)                     35,100          109
Smurfit-Stone Container *                                       900           13
                                                                          ------
                                                                           1,331
                                                                          ------
Forest Products 0.1%
Weyerhaeuser                                                  5,600          278
                                                                          ------
                                                                             278
                                                                          ------
Building and Construction 0.1%
Heidelberg Zement (EUR)                                         200           12
Layne Christensen *                                           4,100           18
Simpson Manufacturing *                                         700           33
Trex *                                                          900           40
U.S. Aggregates                                               1,900           36
                                                                          ------
                                                                             139
                                                                          ------
Total Process Industries                                                   4,281
                                                                          ------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                 Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    In thousands
BASIC MATERIALS 0.7%

Metals 0.6%
Alcoa                                                         8,610        $ 503
Gibraltar Steel                                               1,500           24
Material Sciences *                                           4,800           52
Matthews International (Class A)                              5,400          136
Pechiney (EUR)                                                  700           29
Phelps Dodge                                                  9,100          408
                                                                          ------
                                                                           1,152
                                                                          ------
Mining 0.1%
Battle Mountain Gold *                                       14,200           28
Lihir Gold *                                                 47,140           15
Rio Tinto (AUD)                                               7,200          103
Rio Tinto (GBP)                                               2,000           29
Union Miniere (EUR)                                           1,100           39
                                                                          ------
                                                                             214
                                                                          ------
Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                         15,750            6
                                                                               6
                                                                          ------
Total Basic Materials                                                      1,372
                                                                          ------

MISCELLANEOUS 0.0%

Conglomerates 0.0%
Orkla (Class A) (NOK)                                         1,000           17
                                                                          ------
Total Miscellaneous                                                           17
                                                                          ------

FOREIGN 1.3%

Europe 1.0%
Aventis (EUR)                                                 2,900          189
Bank Of Scotland (GBP)                                       15,700          147
BG Group (GBP)                                               12,122           72
Cap Gemini (EUR)                                                300           56
Credit Suisse Group (CHF)                                     1,300          243
CSM (EUR)                                                     1,200           25
Deutz (EUR) *                                                 8,200           38

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

DnB Holding (NOK)                                             4,600       $   16
eircom (EUR) *                                                6,300           18
EM.TV & Merchandising (EUR) *                                   500           34
Lafarge (EUR)                                                   400           31
Merck KGaA (EUR)                                              1,600           51
Metro (EUR) *                                                   500           16
Munich Re (EUR) *                                               870          253
Nordic Baltic Holding (DKK)                                  15,244           98
OMV (EUR)                                                       100            9
Prosegur Seguridad (EUR)                                      2,800           36
Publicis (EUR)                                                  235           97
Radiometer (DKK)                                                800           26
Sandvik (SEK)                                                 1,400           31
Securitas (Class B) (SEK)                                     1,500           35
SGL Carbon (EUR) *                                              300           20
Singapore Press (SGD)                                         4,000           60
Sommer Allibert (EUR)                                         4,300          132
Sulzer Winterthur (CHF) *                                        64           43
Svenska Cellulosa (SEK)                                       2,100           42
Swatch (CHF)                                                     79           20
Thomson CSF (EUR) *                                             200            8
Tullow Oil (EUR) *                                              100            0
Unibail (EUR)                                                   200           26
                                                                          ------
                                                                           1,872
                                                                          ------
Far East 0.1%
Nippon Express (JPY)                                         17,000           95
                                                                          ------
                                                                              95
                                                                          ------
Other Foreign 0.2%
Bouygues (EUR)                                                   51           31
Carso Global Telecom (MXN) *                                 22,800           52
Pao de Acucar GDR                                             2,300           69
Siemens (EUR)                                                 1,400          205
Unibanco GDR                                                  1,200           29
Woolworths (AUD)                                             27,800           92
                                                                          ------
                                                                             478
                                                                          ------
Total Foreign                                                              2,445
                                                                          ------
Total Common Stocks and Rights (Cost $71,091)                             82,412
                                                                          ------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                             Shares/Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands
CORPORATE BONDS 18.9%

Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07    $  250,000   $      221
American Builders & Contractors Supply, Sr. Sub. Notes
        10.625%, 5/15/07                                    300,000          246
American Express, 7.60%, 8/15/02                            300,000          301
American Standard, 9.25%, 12/1/16                            55,000           55
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07              100,000          100
Amkor Technology, 9.25%, 5/1/06                             175,000          169
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08         200,000          186
Avis Rent A Car, Sr. Sub. Notes, 11.00%, 5/1/09             250,000          254
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                   500,000          340
Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07       350,000          322
BBV International Finance, 7.00%, 12/1/25                 1,000,000          898
BG Transco Holdings
        4.188%, 12/14/22                                      1,000            1
        7.00%, 12/16/24                                       1,000            1
        7.057%, 12/14/09                                      1,000            2
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                       200,000          188
CE Electric UK Funding, (144a), 6.853%, 12/30/04+         1,850,000        1,778
Chancellor Media, 8.00%, 11/1/08                            250,000          250
Charter Communication, Sr. Notes, 8.25%, 4/1/07             500,000          422
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                    200,000          206
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                 250,000          138
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                  150,000          143
Comcast Cable Communications, 8.50%, 5/1/27               1,850,000        1,878
Communications & Power Industries, Sr. Sub. Notes
        12.00%, 8/1/05                                      200,000          150
Consolidated Container, Sr. Sub. Notes, 10.125%, 7/15/09    300,000          295
Container Corp of America
        Sr. Notes, 9.75%, 4/1/03                            100,000          101
        Gtd., 10.75%, 5/1/02                                100,000          102
Courtyard by Marriott II, Sr. Secured Notes, 10.75%, 2/1/08 500,000          490
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                100,000           96
Delta Air Lines, ETC, 10.00%, 5/17/10                       146,000          151
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07              829,000          721
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                    150,000           38
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                       75,000           60

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                             Shares/Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands
Energy Corp. of America, Sr. Sub. Notes
        9.50%, 5/15/07                                   $  500,000  $      330
Fairfax Financial, 8.25%, 10/1/15                         1,850,000       1,555
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09              1,000,000         857
Frontier Oil, 11.75%, 11/15/09                              250,000         241
Frontiervision, Sr. Notes, 11.00%, 10/15/06                 500,000         496
Global Crossing Holdings Limited, (144a)
        9.50%, 11/15/09                                     300,000         283
Halliburton, 5.625%, 12/1/08                              1,000,000         869
Harrahs, 7.875%, 12/15/05                                   500,000         460
Hawk, Sr. Notes, 10.25%, 12/1/03                            400,000         364
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                150,000         155
Hollinger International Publishing, Gtd. Notes
        9.25%, 3/15/07                                      500,000         485
Intermedia Communications, Sr. Notes, 9.50%, 3/1/09         200,000         184
International Cabletel, Sr. Notes, STEP, 0%, 2/1/06         500,000         457
International Game Technology, 8.375%, 5/15/09              500,000         462
International Home Foods, Gtd. Sr. Sub. Notes
        10.375%, 11/1/06                                    500,000         491
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05          200,000         204
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06           100,000          83
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09               150,000         133
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                     150,000         146
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06*       350,000          53
Lear, 7.96%, 5/15/05                                        125,000         116
Lennar, (144a), 9.95%, 5/1/10+                              100,000          95
Lockheed Martin, 8.20%, 12/1/09                             800,000         781
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                       250,000         230
Mediacom, Sr. Notes, 7.875%, 2/15/11                        500,000         432
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08       250,000         237
Metronet Communications, Sr. Disc. Notes
        STEP, 0%, 6/15/08                                   350,000         280
Midland Bank, Sub. Notes, 7.65%, 5/1/25                   1,000,000         986
Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06       500,000         480
Nextel Communications, Sr. Disc. Notes
        STEP, 0%, 10/31/07                                  900,000         641
Nextlink Communications, Sr. Disc. Notes
        STEP, 0%, 6/1/09                                    750,000         427

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Norfolk Southern, 8.625%, 5/15/10                        $1,000,000   $    1,014
Northern Trust, 6.65%, 11/9/04                            1,000,000          953
Northland Cable Television, Sr. Sub. Notes
        10.25%, 11/15/07                                    150,000          134
NTL, Sr. Notes, Zero Coupon, 4/1/08                         750,000          467
Orange, Sr. Notes, 9.00%, 6/1/09                            500,000          510
Orion Power Holdings, (144a), 12.00%, 5/1/10+               200,000          201
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06               50,000           51
Packaging Corp. of America, 9.625%, 4/1/09                  500,000          490
Paine Webber, Sr. Notes, 6.55%, 4/15/08                   1,850,000        1,618
Premier Parks, Sr. Disc. Notes
        STEP, 0%, 4/1/08                                    500,000          329
Price Communications Wireless, 9.125%, 12/15/06             500,000          501
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07         100,000           97
Principal Mutual, (144a), 8.00%, 3/1/44+                    850,000          740
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06    150,000          158
Qwest Communications, Sr. Disc. Notes
        STEP, 0%, 10/15/07                                  600,000          477
        Sr. Notes, 7.50%, 11/1/08                            50,000           47
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                     500,000          420
Raytheon, 5.70%, 11/1/03                                    500,000          465
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
        10.00%, 3/15/05                                      90,000           91
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06*            50,000            0
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06          500,000          470
Sprint, 6.125%, 11/15/08                                    900,000          784
Station Casinos, 10.125%, 3/15/06                           200,000          202
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                 250,000          234
TravelCenters of America, Sr. Sub. Notes, 10.25%, 4/1/07    500,000          472
United International Holdings, Sr. Disc. Notes
        10.75%, 2/15/08                                     300,000          180
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                   100,000          104
Venture Holdings Trust, Sr. Sub. Notes, 9.50%, 7/1/05       150,000          117
VoiceStream Wireless, 10.375%, 11/15/09                     500,000          506
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05          500,000          482
Westpoint Stevens, 7.875%, 6/15/05                          175,000          147
WorldCom, 7.75%, 4/1/07                                   1,850,000        1,824
                                                                        --------
Total Corporate Bonds (Cost $42,274)                                      37,601
                                                                        --------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 13.3%

Federal National Mortgage Assn.
        6.50%, 12/1/14                               $    1,499,851      $ 1,424
Government National Mortgage Assn.
  I
        6.00%, 5/15/26 - 12/15/28                           500,064          457
        6.50%, 4/15/26 - 5/15/29                         15,185,560       14,211
        7.00%, 2/15/27 - 1/15/29                          8,172,131        7,846
        7.50%, 9/15/22 - 12/15/25                           625,223          616
        8.00%, 1/15/22 - 10/15/24                           266,937          269
        8.50%, 9/15/24                                      132,679          135
        10.50%, 2/15 - 8/15/13                                5,501            6
  II
        7.00%, 7/20/27 - 4/20/30                          1,517,931        1,453
        8.00%, 10/20/25                                      70,023           70
                                                                        --------
Total U.S. Government Mortgage-Backed Securities (Cost $27,872)           26,487
                                                                        --------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 14.4%

Federal National Mortgage Assn
        7.00%, 4/18/22                                    1,250,000        1,238
Tennessee Valley Authority
        5.88%, 4/1/36                                     2,475,000        2,311
        6.235%, 7/15/45                                     500,000          496
U.S. Treasury Bonds
        5.50%, 8/15/28                                    1,600,000        1,441
        6.75%, 8/15/26                                    7,945,000        8,394
U.S. Treasury Inflation-Indexed Notes
        3.625%, 7/15/02                                   1,842,404        1,827
U.S. Treasury Notes
        5.50%, 7/31/01                                    7,650,000        7,541
        6.125%, 8/15/07                                   5,500,000        5,382
                                                                        --------
Total U.S. Government Obligations/Agencies (Cost $29,256)                 28,630
                                                                        --------

27
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                         Par/Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands
SHORT-TERM INVESTMENTS 10.9%
Money Market Funds 10.9%
Reserve Investment Fund, 6.48% #                         21,692,350     $ 21,692
                                                                        --------
Total Short-Term Investments (Cost $21,692)                               21,692
                                                                        --------


Total Investments in Securities
99.0% of Net Assets (Cost $192,185)                                     $196,822

Other Assets Less Liabilities                                              2,063
                                                                        --------

NET ASSETS                                                              $198,885
                                                                        --------

    +  Private placement
    #  Seven-day yield
    *  Non-income producing
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 1.6% of net assets.
  ADR  American Depository Receipt
  ADS  American Depository Share
  ETC  Equipment Trust Certificate
  GDR  Global Depository Receipt
 REIT  Real Estate Investment Trust
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
  AUD  Australian dollar
  CHF  Swiss franc
  DKK  Danish krone
  EUR  Euro
  GBP  British sterling
  HKD  Hong Kong dollar
  JPY  Japanese yen
  MYR  Malaysian ringgit
  MXN  Mexican peso
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar

The accompanying notes are an integral part of these financial statements.

28
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2000

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands
Assets
Investments in securities, at value (cost $192,185)                   $  196,822
Securities lending collateral                                             27,079
Other assets                                                               2,975
                                                                      ----------
Total assets                                                             226,876
                                                                      ----------

Liabilities
Obligation to return securities lending collateral                        27,079
Other liabilities                                                            912
                                                                      ----------
Total liabilities                                                         27,991
                                                                      ----------

NET ASSETS                                                            $  198,885
                                                                      ----------
Net Assets Consist of:
Accumulated net investment income - net of distributions              $    1,501
Accumulated net realized gain/loss - net of distributions                  1,152
Net unrealized gain (loss)                                                 4,634
Paid-in-capital applicable to 15,303,366 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          191,598
                                                                      ----------

NET ASSETS                                                            $  198,885
                                                                      ----------

NET ASSET VALUE PER SHARE                                             $    13.00
                                                                      ----------

The accompanying notes are an integral part of these financial statements.

29
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                           Year
                                                                          Ended
                                                                        5/31/00
Investment Income (Loss)
Income
  Interest                                                             $  8,601
  Dividend                                                                1,479
  Securities lending                                                         54
                                                                       --------
  Total income                                                           10,134
                                                                       --------
Expenses
  Investment management                                                   1,044
  Shareholder servicing                                                     572
  Custody and accounting                                                    154
  Prospectus and shareholder reports                                         41
  Legal and audit                                                            14
  Directors                                                                   6
  Registration                                                                3
  Miscellaneous                                                               4
                                                                       --------
  Total expenses                                                          1,838
  Expenses paid indirectly                                                   (1)
                                                                       --------
  Net expenses                                                            1,837
                                                                       --------
Net investment income (loss)                                              8,297
                                                                       --------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                              2,227
  Foreign currency transactions                                              (3)
                                                                       --------
  Net realized gain (loss)                                                2,224
                                                                       --------
Change in net unrealized gain or loss
  Securities                                                             (2,190)
  Other assets and liabilities
  denominated in foreign currencies                                          (3)
                                                                       --------
  Change in net unrealized gain or loss                                  (2,193)
                                                                       --------
Net realized and unrealized gain (loss)                                      31
                                                                       --------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $  8,328
                                                                       --------

The accompanying notes are an integral part of these financial statements.

30
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                              Year
                                                             Ended
                                                           5/31/00       5/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                           $   8,297    $   7,527
  Net realized gain (loss)                                   2,224        4,794
  Change in net unrealized gain or loss                     (2,193)      (1,503)
                                                         ---------    ---------
  Increase (decrease) in net assets from operations          8,328       10,818
                                                         ---------    ---------
Distributions to shareholders
  Net investment income                                     (8,306)      (6,611)
  Net realized gain                                         (5,649)      (1,572)
                                                         ---------    ---------
  Decrease in net assets from distributions                (13,955)      (8,183)
                                                         ---------    ---------
Capital share transactions*
  Shares sold                                               69,461      175,277
  Distributions reinvested                                  13,769        8,046
  Shares redeemed                                          (86,926)     (63,648)
                                                         ---------    ---------
  Increase (decrease) in net assets from capital
  share transactions                                        (3,696)     119,675
                                                         ---------    ---------

Net Assets
Increase (decrease) during period                           (9,323)     122,310
Beginning of period                                        208,208       85,898
                                                         ---------    ---------
End of period                                            $ 198,885    $ 208,208
                                                         ---------    ---------

*Share information
  Shares sold                                                5,314       13,292
  Distributions reinvested                                   1,066          616
  Shares redeemed                                           (6,674)      (4,852)
                                                         ---------    ---------
  Increase (decrease) in shares outstanding                   (294)       9,056

The accompanying notes are an integral part of these financial statements.

31
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2000

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on income and a secondary emphasis on capital growth, by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.


32
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

      Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At May 31, 2000, the value of loaned securities was $26,535,000; aggregate collateral consisted of $27,079,000 in the securities lending collateral pool.

      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $57,698,000 and $78,021,000, respectively, for the year ended May 31, 2000. Purchases and sales of U.S. government securities aggregated $24,752,000 and $16,864,000, respectively, for the year ended May 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At May 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $192,185,000. Net unrealized gain aggregated $4,637,000 at period-end, of which $17,040,000 related to appreciated investments and $12,403,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $80,000 was payable at May 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2000, which would cause the

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

     fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through May 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this and a previous agreement, $86,000 of unaccrued fees were repaid during the year ended May 31, 2000, and $10,000 remains subject to reimbursement through May 31, 2002.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $575,000 for the year ended May 31, 2000, of which $42,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2000, totaled $1,182,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the year ended May 31, 2000, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $1,000 with certain affiliates of the manager and paid $10 in commissions.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Income Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
     T. Rowe Price Personal Strategy Income Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with custodians, provide a reasonable basis for the opinion expressed above.




      PricewaterhouseCoopers LLP
      Baltimore, Maryland
      June 19, 2000


36
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/00
--------------------------------------------------------------------------------

    We are providing this information as required by the Internal Revenue Service. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

    The fund's distributions to shareholders included $5,649,000 from long-term capital gains, subject to the 20% rate gains category.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

               KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132 Available Monday through Friday from
               8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person Available in T. Rowe Price Investor Centers.


               ACCOUNT SERVICES

               Checking Available on most fixed income funds ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic Withdrawal Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


               BROKERAGE SERVICES*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **


               INVESTMENT INFORMATION

               Combined Statement Overview of all your accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

                * T. Rowe Price Brokerage is a division of T. Rowe Price
                  Investment Services, Inc., Member NASD/SIPC.
               ** Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS+
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

*    Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.
The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants: The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

Invest With Confidence(R)

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.